UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08920

Torchlight Value Fund, Inc.
(Exact name of registrant as specified in charter)

475 Fifth Avenue New York, NY 10017
(Address of principal executive offices)	(Zip code)

Daniel Heflin
Torchlight Value Fund, Inc.
475 Fifth Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (97.03%)
Banc of America Commercial Mortgage Trust	0.178% due 09/10/2045 (a)	$888,997,772	$1,591,306	(b),(c),(d)
Banc of America Commercial Mortgage Trust	0.623% due 09/10/2047 (a)	63,023,802	536,333	(c),(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.369% due 02/10/2051 (a)	173,296,036	1,471,283	(c),(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	1,324,951	1,125,029	(b)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.847% due 11/10/2038 (a)	7,560,478	37,878	(c),(d)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	933,394	938,061	(b)
CFCRE Commercial Mortgage Trust	5.568% due 12/15/2047 (a)	2,884,000	3,246,173	(d)
Citigroup Commercial Mortgage Trust	1.236% due 10/10/2047	30,524,109	1,575,044	(b),(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	5.366% due 12/11/2049	3,000,000	3,147,810	(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.504% due 10/15/2048 (a)	112,484,448	1,266,575	(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	527,715	(c),(d)
Commercial Mortgage Asset Trust	6.900% due 01/17/2032	290,860	290,491	(d)
Commercial Mortgage Pass-Through Certificates	4.074% due 02/10/2047	5,000,000	5,574,050	(d)
Commercial Mortgage Pass-Through Certificates	3.644% due 12/10/2047	5,000,000	5,386,850
Commercial Mortgage Pass-Through Certificates	0.704% due 02/10/2047 (a)	90,697,704	4,513,118	(b),(c),(d)
Commercial Mortgage Pass-Through Certificates	4.767% due 02/10/2047 (a)	3,000,000	3,011,490	(d)
Commercial Mortgage Pass-Through Certificates	1.438% due 11/10/2047 (a)	13,304,000	1,311,907	(b),(c)
Commercial Mortgage Pass-Through Certificates	2.294% due 07/10/2046 (a)	23,079,728	1,017,124	(b),(c),(d)
Credit Suisse Mortgage Capital Certificates	0.823% due 04/15/2022 (a)	3,000,000	2,845,110	(d),(e)
Credit Suisse Mortgage Capital Certificates	5.895% due 09/15/2039 (a)	16,000,000	1,181,010	(b),(d),(e)
Credit Suisse Mortgage Capital Certificates	0.078% due 01/15/2049 (a)	246,944,937	590,198	(c),(d)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	2,053,681	2,068,139	(d)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	1,994,238	2,009,553
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	1,903,160	(d)
CS First Boston Mortgage Securities Corp.	5.322% due 08/15/2036 (a)	1,714,876	1,716,265	(d)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	986,525	981,020	(e)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	722,577	(b),(d),(e)
CS First Boston Mortgage Securities Corp.	5.863% due 12/18/2035 (a)	1,029,858	300,677	(b),(e)
CS First Boston Mortgage Securities Corp.	0.922% due 12/15/2035 (a)	3,866,946	34,377	(c),(d)
DBUBS Mortgage Trust	3.750% due 08/10/2044 (a)	5,000,000	4,559,400	(d)
DBUBS Mortgage Trust	5.557% due 11/10/2046 (a)	3,500,000	3,961,645	(d)
DBUBS Mortgage Trust	5.419% due 08/10/2044 (a)	2,500,000	2,701,850	(d)
DBUBS Mortgage Trust	1.399% due 08/10/2044 (a)	30,120,957	609,347	(c),(d)
DBUBS Mortgage Trust	1.372% due 11/10/2046 (a)	18,938,199	434,442	(c),(d)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,300,000	6,380,199	(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	1,829,101	1,862,866
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	114,924	(b),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,111,240	394,067	(b),(f)
DR Structured Finance Corp.	8.375% due 08/15/2015	77,825	63,902	(b),(f)
FREMF Mortgage Trust	3.869% due 05/25/2045 (a)	6,000,000	6,130,380	(d)
FREMF Mortgage Trust	3.600% due 12/25/2045 (a)	5,852,030	5,879,245	(d)
FREMF Mortgage Trust	4.595% due 11/25/2046 (a)	5,000,000	5,507,850	(d)
FREMF Mortgage Trust	3.830% due 11/25/2047 (a)	4,000,000	3,837,960	(d)
GE Capital Commercial Mortgage Corp.	0.968% due 01/10/2038 (a)	6,436,914	30,060	(b),(c),(d)
GE Capital Commercial Mortgage Corp.	4.860% due 06/10/2048 (a)	1,398,669	13,987	(b),(d),(e)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	252,589	252,364	(d)
Greenwich Capital Commercial Funding Corp.	0.268% due 03/10/2039 (a)	236,189,386	1,204,566	(c),(d)
Greenwich Capital Commercial Funding Corp.	0.331% due 12/10/2049 (a)	133,788,383	1,008,764	(b),(c),(d)
Greenwich Capital Commercial Funding Corp.	0.704% due 08/10/2042 (a)	11,369,696	26,719	(b),(c),(d)
Greenwich Capital Commercial Funding Corp.	2.184% due 07/05/2035 (a)	1,395,296	9,753	(b),(c),(d)
Greenwich Capital Commercial Funding Corp.	1.617% due 01/11/2035 (a)	1,017,761	—	(b),(c),(d)
GS Mortgage Securities Corp. II	0.525% due 05/10/2045 (a)	214,501,182	6,954,129	(c),(d)

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust	5.308% due 08/10/2044 (a)	$3,000,000	$3,249,090	(d)
GS Mortgage Securities Trust	0.582% due 07/10/2046 (a)	56,692,540	1,724,020	(b),(c),(d)
GS Mortgage Securities Trust	0.222% due 12/10/2043 (a)	28,744,718	324,240	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	6,612,324	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.774% due 06/12/2041	4,000,000	3,999,200	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.414% due 07/15/2046 (a)	3,500,000	3,857,875	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.323% due 08/15/2046 (a)	3,194,000	3,492,224	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	3.873% due 07/15/2046 (a)	3,500,000	3,240,125	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.000% due 08/15/2046 (a)	3,100,000	2,773,446	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.175% due 02/15/2046 (a)	33,085,476	1,360,806	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.263% due 06/12/2047	256,079,462	1,318,809	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.430% due 05/15/2047	165,826,239	1,220,481	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.533% due 05/15/2045	165,473,267	1,158,313	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.283% due 01/15/2049	42,618,385	345,635	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	179,597	179,588	(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	802,788	241	(b),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.200% due 08/15/2042 (a)	677,766	203	(b),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.072% due 07/15/2047 (a)	65,850,421	4,479,146	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Trust	4.572% due 07/15/2047 (a)	4,000,000	3,826,240	(d)
J.P. Morgan Chase Commercial Mortgage Securities Trust	5.433% due 01/15/2042 (a)	840,000	810,911	(d)
J.P. Morgan Chase Commercial Mortgage Securities Trust	0.473% due 02/15/2046 (a)	10,500,000	299,985	(c),(d)
J.P. Morgan Commercial Mortgage Finance Corp.	8.497% due 08/15/2032	2,952,563	3,193,020	(d)
JPMBB Commercial Mortgage Securities Trust	1.343% due 09/15/2047 (a)	35,010,270	1,951,122	(b),(c),(d)
LB UBS Commercial Mortgage Trust	5.013% due 07/15/2040	5,000,000	4,424,100	(d)
LB UBS Commercial Mortgage Trust	5.415% due 02/15/2040 (a)	4,583,000	4,381,256	(d)
LB UBS Commercial Mortgage Trust	6.585% due 06/15/2036 (a)	4,000,000	4,022,960	(d)
LB UBS Commercial Mortgage Trust	0.539% due 02/15/2040 (a)	87,340,226	981,704	(b),(c),(d)
LB UBS Commercial Mortgage Trust	0.659% due 11/15/2038 (a)	75,614,343	768,242	(c),(d)
LB UBS Commercial Mortgage Trust	0.539% due 02/15/2040	44,233,598	497,186	(b),(c),(d)
LB UBS Commercial Mortgage Trust	6.586% due 06/15/2036 (a)	245,201	245,436	(d)
LB UBS Commercial Mortgage Trust	0.610% due 02/15/2040 (a)	3,452,866	28,797	(b),(c),(d)
LB UBS Commercial Mortgage Trust	0.372% due 04/15/2040 (a)	52,562,502	20,499	(c),(d)
LB UBS Commercial Mortgage Trust	6.154% due 07/15/2040 (a)	3,688,085	1,143	(b),(d),(e)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029	1,636,973	1,638,184	(d)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	3,675,000	3,775,401	(d)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	2,000,000	2,120,380	(d)
Merrill Lynch Mortgage Trust	0.338% due 08/12/2043 (a)	316,947,171	1,759,057	(c),(d)
Merrill Lynch Mortgage Trust	5.771% due 09/12/2042 (a)	3,160,765	948	(b),(d),(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.634% due 12/12/2049 (a)	83,172,707	870,818	(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.110% due 09/12/2049 (a)	110,642,930	637,303	(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.294% due 03/12/2051 (a)	112,542,473	564,963	(b),(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.374% due 09/12/2049	67,852,979	223,915	(c),(d)
Morgan Stanley Bank of America Merrill Lynch Trust	3.250% due 12/15/2047 (a)	6,250,000	5,278,688
Morgan Stanley Bank of America Merrill Lynch Trust	3.787% due 02/15/2047	4,425,000	4,831,525
Morgan Stanley Bank of America Merrill Lynch Trust	0.731% due 08/15/2046 (a)	55,661,746	2,293,821	(b),(c),(d)
Morgan Stanley Capital I	5.862% due 07/12/2044	5,000,000	5,010,250	(d)
Morgan Stanley Capital I	5.306% due 05/24/2043 (a)	3,500,000	3,394,650	(b)
Morgan Stanley Capital I	0.822% due 07/15/2019 (a)	3,400,000	3,297,082	(d)
Morgan Stanley Capital I	4.770% due 07/15/2056	1,750,000	1,750,350
Morgan Stanley Capital I	0.301% due 09/15/2047 (a)	69,000,000	1,326,180	(c),(d)
Morgan Stanley Capital I	0.412% due 03/15/2044 (a)	131,847,627	982,265	(c),(d)
Morgan Stanley Capital I	0.900% due 09/15/2047 (a)	52,465,613	802,724	(b),(c),(d)
Morgan Stanley Capital I	0.233% due 11/12/2049 (a)	89,816,082	511,952	(c),(d)

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

		Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I	0.213% due 02/12/2044 (a)	$111,120,501	$428,925	(c),(d)
Morgan Stanley Capital I	0.074% due 06/13/2041 (a)	17,164,985	45,144	(c),(d)
Morgan Stanley Dean Witter Capital I Trust	6.540% due 09/15/2037 (a)	6,733,000	7,018,480	(d)
Morgan Stanley Re-REMIC Trust	0.000% due 03/23/2051 (a)	5,000,000	4,739,000	(b)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	146,856	146,944	(d)
UBS-Citigroup Commercial Mortgage Trust	5.000% due 01/10/2045 (a)	6,000,000	5,586,420
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	5,042,557	3,919,075	(d)
Wachovia Bank Commercial Mortgage Trust	4.942% due 11/15/2034 (a)	3,467,380	3,470,292
Wachovia Bank Commercial Mortgage Trust	0.215% due 04/15/2047 (a)	117,740,375	481,558	(c),(d)
Wachovia Bank Commercial Mortgage Trust	5.873% due 12/15/2043 (a)	12,500,000	3,875	(b),(d),(e)
Wachovia Bank Commercial Mortgage Trust	5.759% due 04/15/2047 (a)	1,000,000	310	(b),(d),(e)
WF-RBS Commercial Mortgage Trust	4.500% due 06/15/2045 (a)	4,600,000	4,103,016	(d)
WF-RBS Commercial Mortgage Trust	0.215% due 02/15/2044 (a)	222,499,677	3,971,619	(c),(d)
WF-RBS Commercial Mortgage Trust	0.117% due 06/15/2045 (a)	248,386,065	1,686,541	(b),(c),(d)
WF-RBS Commercial Mortgage Trust	4.377% due 10/15/2057	1,000,000	1,095,100	(d)
Total Commercial Mortgage-Backed Securities (Cost $262,452,870)			245,413,864
COLLATERALIZED DEBT OBLIGATIONS (1.03%)
Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	1,579,888	713,320	(b),(f)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,001	—	(b),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(b),(e),(f)
Anthracite CDO I Ltd.	6.000% due 05/24/2037 (a)	611,812	608,264	(b),(f)
GS Mortgage Securities Corp. II	5.302% due 12/20/2049 (a)	503,860	308,715	(b),(d),(f)
Multi Security Asset Trust	5.570% due 11/28/2035 (a)	1,000,000	981,620	(f)
Total Collateralized Debt Obligations (Cost $5,916,042)			2,611,919
MONEY MARKET FUND (1.03%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.00% (g)		2,605,632	2,605,632
Total Money Market Fund (Cost $2,605,632)			2,605,632
TOTAL SECURITIES (99.09%) (Cost $270,974,544) (h)			250,631,415
OTHER ASSETS, NET OF LIABILITIES (0.91%)			2,295,133
MEMBERS’ CAPITAL (100.00%)			$252,926,548

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2015 was $196,152,106 or 77.55% of the Master Fund’s members’ capital.
(b)	Fair valued security. At January 31, 2015, the fair valued securities represented 16.24% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(c)	Interest-only security. At January 31, 2015, interest-only securities in aggregate had a value of $57,816,408 which represented 22.86% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(d)	Variable rate security.
(e)	Non-interest income generating securities as of January 31, 2015.
(f)	Illiquid security. At January 31, 2015, illiquid securities with aggregate principal of $15,606,366 had a value of $9,565,011 which represented 3.78% of the Master Fund’s members’ capital.
(g)	Rate shown reflects effective yield at January 31, 2015.
(h)	The cost for federal income tax purposes was $270,974,544. At January 31, 2015 net unrealized depreciation for all securities based on tax cost was $20,343,129. This consisted of aggregate gross unrealized appreciation for all securities of $17,968,451 and aggregate gross unrealized depreciation for all securities of $38,311,580.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
January 31, 2015

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of January 31, 2015 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$167,794,009	$19,803,447	$187,597,456
Interest-Only Commercial Mortgage-Backed Securities	—	31,052,713	26,763,695	57,816,408
Consolidated Debt Obligations	—	—	2,611,919	2,611,919
Money Market Fund	2,605,632	—	—	2,605,632
Total	$2,605,632	$198,846,722	$49,179,061	$250,631,415

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	IO CMBS	CDO	Total
Balance as of 10/31/14	$27,450,359	$26,810,547	$7,475,451	$61,736,357
Realized gain (loss)	(75,763)	—	599,170	523,407
Change in unrealized appreciation/(depreciation)	2,046,576	(219,753)	(435,694)	1,391,129
Net amortization/accretion	(291,536)	(1,236,624)	1,318	(1,526,842)
Purchases	4,478,207	—	—	4,478,207
Sales and Paydowns	(1,776,724)	329,869	(5,028,326)	(6,475,181)
Transfers into Level 3	1,072,069	6,709,900	—	7,781,969
Transfers out of Level 3*	(13,099,741)	(5,630,244)	—	(18,729,985)
Balance as of 1/31/15	$19,803,447	$26,763,695	$2,611,919	$49,179,061
Net change in unrealized appreciation/(depreciation) from positions still held at 1/31/15	$1,730,990

*  Net transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at January 31, 2015	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage-Backed Securities	19,803,447	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	0.03 - 100.50 0.0% - 1.8%	Increase Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 92.0%	Increase
			Underlying Collateral Delinquencies	0.0% - 65.5%	Decrease
Interest Only Commercial Mortgage-Backed Securities	26,763,695	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	0.18 - 9.96 0.0% - 5.3%	Increase Decrease
		Credit Adjustment	Underlying Collateral Delinquencies	0.0% - 100.0%	Decrease
Collateralized Debt Obligations	2,611,919	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	46.00 - 101.09 1.0% - 9.1%	Increase Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 78.3%	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

Item 2. Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund, Inc.

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	April 1, 2015

By	/s/ Robert Del Monaco
Robert Del Monaco
Chief Financial Officer

Date	April 1, 2015